Guarantor Subsidiaries (Schedule Of Guarantor Obligations, Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Consolidated net income (loss)	$ (209,119)	$ (148,115)
Reconciling items:
Depreciation and amortization	182,182	175,366
Deferred taxes	(106,991)	(98,438)
Provision for doubtful accounts	4,576	4,704
Amortization of deferred financing charges and note discounts, net	31,356	45,031
Share-based compensation	5,517	6,897
Gain on disposal of operating and fixed assets	(2,395)	(3,124)
Equity in (earnings) loss of nonconsolidated affiliates	(3,641)	(3,555)
Loss on extinguishment of debt	3,888	15,167
Other reconciling items, net	6,469	5,819
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in accounts receivable	143,413	152,268
Increase in deferred income	19,519	63,995
Increase (decrease) in accrued expenses	(79,301)	(44,888)
Increase (decrease) in accounts payable	(26,422)	(13,680)
Increase (decrease) in accrued interest	(29,423)	(82,988)
Changes in other operating assets and liabilities	(26,219)	(82,012)
Net cash provided by (used for) operating activities	(86,591)	(7,553)
Cash flows from investing activities:
Purchases of property, plant and equipment	(61,620)	(72,647)
Acquisition of operating assets	(1,344)	(2,911)
Proceeds from disposal of assets	7,268	7,792
Change in other, net	(1,515)	(2,879)
Net cash provided by (used for) investing activities	(57,211)	(70,645)
Cash flows from financing activities:
Draws on credit facilities	270,137	603,492
Payments on credit facilities	(22,500)	(1,918,051)
Proceeds from long-term debt	575,000	2,200,000
Payments on long-term debt	(1,163,436)	(433,460)
Dividends paid	0	(244,734)
Deferred financing charges	(9,678)	(39,927)
Change in other, net	(3,805)	4,900
Net cash provided by (used for) financing activities	(354,282)	172,220
Effect of exchange rate changes on cash	(5,356)	3,357
Net increase (decrease) in cash and cash equivalents	(503,440)	97,379
Cash and cash equivalents at beginning of period	1,225,010	1,228,682
Cash and cash equivalents at end of period	$ 721,570	$ 1,326,061